Stockholders' Equity (Detail Textuals 4) (USD $)	3 Months Ended		6 Months Ended				12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	May 01, 2012
Stockholders Equity Note [Line Items]
Shares issued for services				$ 587,000			$ 1,043,557	$ 75,800
Research and Development Expense	(612,169)	(566,060)	(1,283,796)	992,922	(1,126,295)	1,216,359	2,342,654	1,550,490
General and Administrative Expense	(656,229)	(636,182)	(1,101,229)	1,756,859	(1,377,550)	2,574,757	3,952,307	1,154,604
Stock Option Expense				306,165		522,930	1,103,209	272,594
Share-Based Compensation			260,510	893,665	626,279	1,520,487	2,146,766	1,130,240
Consulting agreement
Stockholders Equity Note [Line Items]
Stock agreed to issue a month pursuant to consulting agreement									20,000
Stock Issued During Period, Shares, Issued for Services						100,000		140,000
Shares issued for services				587,500		997,557	1,043,557	75,800
Expenses on shares issued to consulting agreement						142,557	142,557	75,800
Additional stock issued pursuant to consulting agreement				500,000		475,000	615,000
Additional expenses on shares issued to consulting agreement				587,500		855,000	901,000
Research and Development Expense				144,587		309,136	568,725	1,130,240
General and Administrative Expense				749,078		1,211,351	1,578,041	383,884
Stock Option Expense				306,165		522,930
Share-Based Compensation				893,665		1,520,487	2,146,766	1,130,240
Fair value of the shares from the trust								$ 781,846